Intangible Assets and Goodwill (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Impairment of intangible assets	$ 88,059		$ 88,059
Impairment expense	148,622		148,622
Intangible assets	238,440		238,440		$ 116,646
Amortization expense	14,300	$ 5,200	33,800	$ 15,500
Facebank Reporting Unit [Member]
Impairment expense			148,100
Intangible assets	$ 13,000		$ 13,000